Cosolidated Statement of Operations (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Product revenues, including sales to Williams:
Natural gas sales	$ 357	$ 408	$ 1,694	$ 1,715	$ 1,835
Natural gas liquid sales	93	85	408	285	139
Oil and condensate sales	106	52	312	126	93
Total product revenues, including sales to Williams	556	545	2,414	2,126	2,067
Gas management, including sales to Williams	337	408	1,428	1,742	1,456
Mark to market gains and losses and hedge ineffectiveness	14	2	29	27	18
Other	3	3	11	40	45
Total revenues	910	958	3,882	3,935	3,586
Costs and expenses:
Lease and facility operating, including expenses with Williams	67	63	262	263	240
Gathering, processing and transportation, including expenses with Williams	135	112	487	320	262
Taxes other than income	30	30	134	120	92
Gas management, including charges for unutilized pipeline capacity	355	417	1,471	1,767	1,492
Exploration	19	12	126	57	42
Depreciation, depletion and amortization	228	207	902	811	808
Impairment of producing properties and costs of acquired unproved reserves	52		367	175
Goodwill impairment				1,003
General and administrative, including expenses with Williams	68	67	275	242	243
Other-net	5	1		(18)	33
Total costs and expenses	959	909	4,024	4,740	3,212
Operating income (loss)	(49)	49	(142)	(805)	374
Interest expense, including expenses with Williams	(26)	(49)	(117)	(124)	(100)
Interest capitalized	2	4	9	15	17
Investment income and other	10	6	26	21	8
Income (loss) from continuing operations before income taxes	(63)	10	(224)	(893)	299
Provision (benefit) for income taxes	(25)	3	(74)	44	117
Income (loss) from continuing operations	(38)	7	(150)	(937)	182
Loss from discontinued operations	(2)	(8)	(142)	(346)	(42)
Net loss	(40)	(1)	(292)	(1,283)	140
Less: Net income attributable to noncontrolling interests	3	2	10	8	6
Net loss attributable to WPX Energy	$ (43)	$ (3)	$ (302)	$ (1,291)	$ 134
Basic and diluted earnings (loss) per common share (see Note 3 and 6):
Income (loss) from continuing operations	$ (0.21)	$ 0.03	$ (0.81)	$ (4.8)	$ 0.89
Loss from discontinued operations	$ (0.01)	$ (0.05)	$ (0.72)	$ (1.75)	$ (0.21)
Net income (loss)	$ (0.22)	$ (0.02)	$ (1.53)	$ (6.55)	$ 0.68
Weighted-average shares (millions)	198.1	197.1	197.1	197.1	197.1